Net Investment in Sales-type Leases	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessor Disclosure [Text Block]

Note 6. Net Investment in Sales-type Leases

Certain sales made under lease arrangements are recorded as sales-type leases and may include systems, other products and maintenance contracts. The portion of lease arrangements related to maintenance contracts is deferred and recognized ratably over the coverage period.

The Company’s net investment in sales-type leases consisted of the following as of December 31, 2012 and 2011:

in thousands	2012	2011
Future minimum lease payments receivable	$14,169	$9,678
Less allowance for doubtful accounts	(301)	(230)
Net future minimum lease payment receivable	13,868	9,448
Less unearned interest income	(862)	(658)
Net investment in sales-type leases	$13,006	$8,790

Future minimum lease payments due from customers under sales-type leases as of December 31, 2012 were as follows (in thousands):

Year ending December 31,
2013	$5,857
2014	4,047
2015	2,443
2016	1,375
2017	440
Thereafter	7
$14,169

The interest income for sales-type leases amounted to approximately $378,000, $260,000, and $277,000, for the years ended December 31, 2012, 2011 and 2010, respectively.